Expense Example - FidelityFlexUSBondIndexFund-PRO - FidelityFlexUSBondIndexFund-PRO - Fidelity Flex U.S. Bond Index Fund - Fidelity Flex U.S. Bond Index Fund	Oct. 30, 2023 USD ($)
Expense Example:
1 year	none
3 years	2
5 years	4
10 years	$ 12